Restructuring and related expenses (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
White Collar Productivity program
Liabilities associated with reorganization.
Liability at beginning of period		$ 34	$ 102	$ 264	$ 276
Expenses				31	185	$ 303
Cash payments			(55)	(96)	(93)	(27)
Changes in estimates				(118)	(86)
Exchange rate differences				21	(18)
Change in estimates and exchange rate differences			(13)
Liability at end of period	$ 34		34	102	264	276
Costs incurred in				(86)
Cumulative costs incurred				325
White Collar Productivity program | Total cost of sales
Liabilities associated with reorganization.
Changes in estimates				(53)
Costs incurred in				(47)
White Collar Productivity program | Selling, general and administrative expenses
Liabilities associated with reorganization.
Changes in estimates				(55)
Costs incurred in				(35)
White Collar Productivity program | Non-order related research and development expenses
Liabilities associated with reorganization.
Costs incurred in				(5)
White Collar Productivity program | Other income (expense), net.
Liabilities associated with reorganization.
Costs incurred in				1
White Collar Productivity program | Employee severance costs
Liabilities associated with reorganization.
Liability at beginning of period		33	101	262	273
Expenses				28	182	300
Cash payments			(55)	(92)	(91)	(27)
Changes in estimates				(118)	(85)
Exchange rate differences				21	(17)
Change in estimates and exchange rate differences			(13)
Liability at end of period	33		33	101	262	273
Costs incurred in				(90)
Cumulative costs incurred				307
White Collar Productivity program | Estimated contract settlement, loss order and other costs
Liabilities associated with reorganization.
Liability at beginning of period		1	1	2	3
Expenses				3	3	3
Cash payments				(4)	(2)
Changes in estimates					(1)
Exchange rate differences					(1)
Liability at end of period	1		1	1	$ 2	$ 3
Costs incurred in				3
Cumulative costs incurred				8
White Collar Productivity program | Inventory and long-lived asset impairments
Liabilities associated with reorganization.
Costs incurred in				1
Cumulative costs incurred				10
White Collar Productivity program | Electrification
Liabilities associated with reorganization.
Costs incurred in				(17)
Cumulative costs incurred				72
White Collar Productivity program | Industrial Automation
Liabilities associated with reorganization.
Costs incurred in				(23)
Cumulative costs incurred				106
White Collar Productivity program | Motion
Liabilities associated with reorganization.
Costs incurred in				(10)
Cumulative costs incurred				42
White Collar Productivity program | Robotics & Discrete Automation
Liabilities associated with reorganization.
Costs incurred in				(4)
Cumulative costs incurred				14
White Collar Productivity program | Corporate and Other
Liabilities associated with reorganization.
Costs incurred in				(32)
Cumulative costs incurred				91
OS Program
Liabilities associated with reorganization.
Liability at beginning of period		65
Expenses		112	65
Cash payments		(45)
Changes in estimates		(30)
Exchange rate differences		(3)
Liability at end of period	$ 65	99	65
Term of program (in years)	2 years
Costs incurred in		89	65
Cumulative costs incurred		154
Total expected costs		350
OS Program | Total cost of sales
Liabilities associated with reorganization.
Costs incurred in		8	35
OS Program | Selling, general and administrative expenses
Liabilities associated with reorganization.
Costs incurred in		46	23
OS Program | Non-order related research and development expenses
Liabilities associated with reorganization.
Costs incurred in		1	3
OS Program | Other income (expense), net.
Liabilities associated with reorganization.
Costs incurred in		34	4
OS Program | Employee severance costs
Liabilities associated with reorganization.
Liability at beginning of period		65
Expenses		111	65
Cash payments		(44)
Changes in estimates		(30)
Exchange rate differences		(3)
Liability at end of period	$ 65	99	65
Costs incurred in		81	65
Cumulative costs incurred		146
OS Program | Estimated contract settlement, loss order and other costs
Liabilities associated with reorganization.
Expenses		1
Cash payments		(1)
Costs incurred in		1
Cumulative costs incurred		1
OS Program | Inventory and long-lived asset impairments
Liabilities associated with reorganization.
Costs incurred in		7
Cumulative costs incurred		7
OS Program | Electrification
Liabilities associated with reorganization.
Costs incurred in		18	32
Cumulative costs incurred		50
Total expected costs		80
OS Program | Industrial Automation
Liabilities associated with reorganization.
Costs incurred in		3	21
Cumulative costs incurred		24
Total expected costs		40
OS Program | Motion
Liabilities associated with reorganization.
Costs incurred in		6	1
Cumulative costs incurred		7
Total expected costs		50
OS Program | Robotics & Discrete Automation
Liabilities associated with reorganization.
Costs incurred in		8
Cumulative costs incurred		8
Total expected costs		20
OS Program | Corporate and Other
Liabilities associated with reorganization.
Costs incurred in		54	11
Cumulative costs incurred		65
Total expected costs		160
Other restructuring-related activities
Liabilities associated with reorganization.
Liability at beginning of period		245
Liability at end of period	$ 245	189	245
Costs incurred in		114	116	181
Other restructuring-related activities | Total cost of sales
Liabilities associated with reorganization.
Costs incurred in		46	24	119
Other restructuring-related activities | Selling, general and administrative expenses
Liabilities associated with reorganization.
Costs incurred in		4	52	10
Other restructuring-related activities | Non-order related research and development expenses
Liabilities associated with reorganization.
Costs incurred in		0	2	0
Other restructuring-related activities | Other income (expense), net.
Liabilities associated with reorganization.
Costs incurred in		64	38	52
Other restructuring-related activities | Employee severance costs
Liabilities associated with reorganization.
Costs incurred in		55	74	130
Other restructuring-related activities | Estimated contract settlement, loss order and other costs
Liabilities associated with reorganization.
Costs incurred in		37	29	32
Other restructuring-related activities | Inventory and long-lived asset impairments
Liabilities associated with reorganization.
Costs incurred in		$ 22	$ 13	$ 19